Basis of preparation and presentation of consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation and presentation of consolidated financial statements
Summary of Reclassifications
	Published		Reclassified
	2024	Reclassification	2024
Current assets (i)
Financial investments, derivative instruments and other financial assets	2,553,011	(2,553,011)	-
Financial investments and other financial assets	-	2,306,927	2,306,927
Derivative financial instruments	-	246,084	246,084
	2,553,011	-	2,553,011

Non-current assets (i)
Financial investments, derivative instruments and other financial assets	3,407,080	(3,407,080)	-
Financial investments and other financial assets	-	2,819,179	2,819,179
Derivative financial instruments	-	585,294	585,294
Other receivables and other assets	114,469	2,607	117,076
	3,521,549	-	3,521,549

	Published		Reclassified
	2024	Reclassification	2024
Current liabilities (ii)
Loans, financing and derivative financial instruments	3,175,017	(3,175,017)	-
Debentures	377,743	(377,743)	-
Loans, financing and debentures	-	3,478,673	3,478,673
Derivative financial instruments	-	74,087	74,087
	3,552,760	-	3,552,760

Non-current liabilities (ii)
Loans, financing and derivative financial instruments	6,393,232	(6,393,232)	-
Debentures	4,356,118	(4,356,118)	-
Loans, financing and debentures	-	10,381,837	10,381,837
Derivative financial instruments	-	367,513	367,513
	10,749,350	-	10,749,350

(i)	Financial investments that in the prior year were disclosed together with derivative financial instrument assets are now disclosed under separate line items in the statement of financial position;
(ii)	Loans and financing that in the prior year were disclosed under separate line items of debentures were consolidated and are now disclosed under the same line item; additionally, derivative financial instrument liabilities that were disclosed on a consolidated basis together with loans and financing are now disclosed under separate line items in the statement of financial position.